Net Income per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) class Vote ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share
Net income attributable to ordinary shareholders | ¥		¥ 475,445	¥ 1,009,494	¥ 976,571
Weighted average number of ordinary shares outstanding-basic		350,847,647	347,369,860	341,660,160
Plus: effect of dilutive stock options				253,540
Plus: effect of dilutive non-vested restricted share units		1,503,610	52,720	67,010
Weighted average number of ordinary shares outstanding-diluted		352,351,257	347,422,580	341,980,710
Basic net income per share | (per share)	$ 0.19	¥ 1.36	¥ 2.91	¥ 2.86
Diluted net income per share | (per share)	$ 0.18	¥ 1.35	¥ 2.91	¥ 2.86
Common stock
Number of classes of common stock | class		2
Class A ordinary shares
Common stock
Number of votes per share | Vote		1
Class B ordinary shares
Common stock
Number of votes per share | Vote		4